Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Profit from continuing operations attributable to ordinary shareholders		£ 5,479	£ 4,438	£ 4,506
Profit/(loss) from discontinued operations attributable to ordinary shareholders			81	(112)
Profit attributable to ordinary shareholders		£ 5,479	£ 4,519	£ 4,394
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year		8,052	8,450	9,164
Effect of dilutive share options and convertible securities		74	66	55
Diluted weighted average number of ordinary shares outstanding during the year		8,126	8,516	9,219
Earnings per ordinary share - continuing operations		£ 0.680	£ 0.525	£ 0.4917
Earnings per ordinary share - discontinued operations			0.010	(0.01222)
Total earnings per share attributable to ordinary shareholders - basic	[1]	0.680	0.535	0.47948
Earnings per ordinary share - diluted continuing operations		0.674	0.521	0.489
Earnings per ordinary share - diluted discontinued operations			0.010	(0.012)
Total earnings per share attributable to ordinary shareholders - diluted		£ 0.674	£ 0.531	£ 0.477

[1]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p)